Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Net Interest Income [text block table]	Net interest income in € m. 2024 2023 2022 Interest and similar income: Interest income on cash and central bank balances 7,045 7,048 1,936 Interest income on interbank balances (w/o central banks) 643 607 352 Central bank funds sold and securities purchased under resale agreements 1,935 1,069 504 Loans 23,330 22,032 14,238 Other 2,140 2,103 1,969 Total Interest and similar income from assets measured at amortized cost 35,094 32,857 18,999 Interest income on financial assets at fair value through other comprehensive income 1,408 1,097 798 Total interest and similar income calculated using the effective interest method 36,502 33,955 19,798 Financial assets at fair value through profit or loss 12,493 9,592 4,652 Total interest and similar income 48,996 43,546 24,449 Thereof: negative interest expense on financial liabilities 28 76 959 Interest expense: Interest-bearing deposits 14,410 10,658 3,719 Central bank funds purchased and securities sold under repurchase agreements 708 388 304 Other short-term borrowings 390 310 111 Long-term debt 6,770 6,154 2,409 Trust preferred securities 17 16 13 Other 3,035 2,848 1,119 Total interest expense measured at amortized cost 25,330 20,374 7,676 Financial liabilities at fair value through profit or loss 8,505 7,051 2,791 Total interest expense 33,835 27,424 10,466 Thereof: negative interest income on financial assets 39 81 461 Net interest income 15,161 16,122 13,983
Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]	Net gains (losses) on financial assets/liabilities at fair value through profit or loss in € m. 2024 2023 2022 Trading income (loss): FIC Sales and Trading 5,045 5,116 5,352 Other trading income (loss) 517 390 (2,607) Total trading income (loss) 5,563 5,506 2,745 Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss: Breakdown by financial assets category: Debt Securities (94) 89 (43) Equity Securities 24 (10) 47 Loans and loan commitments (8) 112 (5) Deposits (4) (5) 14 Others non-trading financial assets mandatory at fair value through profit and loss 18 31 (73) Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss: (65) 217 (61) Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss: Breakdown by financial asset/liability category: Loans and loan commitments 5 12 (2) Deposits 2 (0) 4 Long-term debt 157 (180) 265 Other financial assets/liabilities designated at fair value through profit or loss (7) 20 11 Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss 158 (148) 277 Total net gains (losses) on financial assets/liabilities at fair value through profit or loss 5,655 5,575 2,962
Combined Net Interest and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]
Combined net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss
in € m.	2024	2023	2022
Net interest income	15,161	16,122	13,983
Trading income (loss)[1]	5,563	5,506	2,745
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	(65)	217	(61)
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	158	(148)	277
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	5,655	5,575	2,962
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss[2]	20,816	21,697	16,945
Corporate Treasury Services	2,832	2,936	2,457
Institutional Client Services	1,002	946	566
Business Banking	1,086	1,184	697
Corporate Bank	4,919	5,067	3,720
Fixed Income & Currency	8,521	8,121	8,696
Remaining Products	(126)	(19)	(431)
Investment Bank	8,395	8,102	8,265
Personal Banking	3,882	4,133	4,650
Wealth Management and Private Banking	2,117	2,245	1,961
Private Bank	5,998	6,377	6,610
Asset Management	269	(11)	(250)
Corporate & Other	1,235	2,162	(1,401)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	20,816	21,697	16,945

[1] Trading income (loss) includes gains and losses from derivatives not qualifying for hedge accounting
[2] Prior year’s comparatives aligned to presentation in the current year